SHARE CAPITAL	12 Months Ended
Aug. 31, 2024
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

9. SHARE CAPITAL

(a) Authorized

Unlimited common shares without par value.

(b)    Shares Issued

Fiscal 2024

On September 18, 2023, the Company closed a non-brokered private placement with Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI") for 2,118,645 common shares at a price of $1.18 each for gross proceeds of $2.5 million returning HCI's ownership in the Company to approximately 26%.

Fiscal 2023

On July 27, 2022, the Company entered into an equity distribution agreement with BMO Nesbitt Burns Inc. as Canadian Agent, and BMO as U.S. Agent, for a new at-the-market equity program (the "2022 ATM") to distribute up to $50 million of common shares.  No common shares were sold pursuant to the 2022 ATM prior to August 31, 2022.  In the year ended August 31, 2023 the Company sold 1,089,503 shares at an average price of $1.81 for gross proceeds of $1.975 million and net proceeds of $1.527 million after share issuance costs of $0.448 million were deducted.

(c) Incentive stock options

The Company has entered into Incentive share purchase option agreements under the terms of its share compensation plan with directors, officers, consultants and employees.  Under the terms of the share purchase option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Options of the Company are subject to vesting provisions.  All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding share purchase options:

	Number of Share Options	Average Exercise Price in CAD
Options outstanding at August 31, 2022	3,666,671	$ 3.45
Granted	1,358,000	$ 2.36
Forfeited	(170,167)	$ 3.20
Exercised	(60,667)	$ 1.81
Options outstanding at August 31, 2023	4,793,837	$ 3.17
Granted	589,950	$ 1.52
Cancelled	(937,000)	$ 6.25
Expired	(647,169)	$ 2.61
Options outstanding at August 31, 2024	3,799,618	$ 2.19

In fiscal 2023, the weighted average share price when options were exercised was $2.31.

Number Outstanding at August 31, 2024	Number Exercisable at August 31, 2024	Exercise Price in CAD	Average Remaining Contractual Life (Years)
99,000	99,000	$3.90	1.94
42,000	28,000	$3.40	2.06
21,000	14,000	$2.52	2.50
1,113,000	371,000	$2.37	3.09
1,120,000	746,667	$2.32	2.29
200,000	50,000	$2.28	3.69
614,668	614,668	$1.81	0.14
589,950	-	$1.52	4.09
3,799,618	1,923,335		2.52

During the year ended August 31, 2024, the Company granted 589,950 share purchase options, which will vest in three tranches on the first, second and third anniversary of the grant.

During the year ended August 31, 2023, the Company granted 1,158,000 share purchase options, from which 45,000 were cancelled in fiscal 2023, and the balance will vest in three tranches on the first, second and third anniversary of the grant.  A further 200,000 share purchase options were issued with 50,000 vesting September 8, 2023 and 150,000 vesting when certain performance conditions are met.

During the year ended August 31, 2024, the Company recorded $0.98 million of stock compensation costs (August 31, 2023 - $1.76 million) related to share purchase options, of which $0.95 million was expensed (August 31, 2024 - $1.65 million) and $0.03 million was capitalized to mineral properties (August 31, 2023 - $0.11 million).

The Company used the Black-Scholes model to determine the grant date fair value of share purchase options granted.  The following assumptions were used in valuing share purchase options granted during the year ended August 31, 2024 and August 31, 2023:

Period ended	August 31, 2024	August 31, 2023
Risk-free interest rate	4.48%	3.45%
Expected life of options	4.1 years	3.9 years
Annualized volatility[1]	79%	89%
Forfeiture rate	0.9%	0.6%
Dividend rate	0.0%	0.0%
[1]The Company uses its historical volatility as the basis for the expected volatility assumption in the Black Scholes option pricing model.

(d) Deferred Share Units

The Company has established a deferred share unit ("DSU") plan for non-executive directors.  Each DSU has the same value as one Company common share.  DSUs must be retained until each director leaves the board, at which time the DSUs are redeemed.

During the year ended August 31, 2024, director fees of $183 (August 31, 2023 - $178) were paid by the issuance of DSUs.  An expense of $34 (August 31, 2023 - $143 recovery) was recorded in share based compensation for the revaluation of fully vested DSUs.

At August 31, 2024 a total of 861,568 DSUs were issued and outstanding.

(e) Restricted Share Units

The Company has established a restricted share unit ("RSU") plan for officers and certain employees of the Company.  Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award.  RSUs vest over a three-year period.

During the year ended August 31, 2024, a stock compensation cost of $405 was recorded (August 31, 2023 - $496) of which $381 was expensed (August 31, 2023 - $476) and $23 was capitalized (August 31, 2023 - $20).  During the year ended August 31, 2024 the Company issued 297,099 RSUs which vest evenly on the first, second and third anniversary of issuance.  At August 31, 2024, 533,327 RSUs were issued and outstanding, with Nil of the outstanding RSU's being vested.